Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Non Controlling Interests [Abstract]
Summary of Effect of Changes in Ownership Interest

The effect of changes in the ownership interest of the Group on the equity attributable to owners of the Company during the year and prior year is summarized as follows (in thousands):

		Farfetch
		International
	CuriosityChina	Limited (IOM)	New Guards	Total
Balance at January 1, 2019	$-	$-	$-	$-
Acquisition of non-controlling interests	209	-	158,408	158,617
Total comprehensive income attributable to non-controlling interests	200	1,225	10,184	11,609
Balance at December 31, 2019	409	1,225	168,592	170,226
Total comprehensive income/(loss) attributable to non-controlling interests	110	(3,412)	21,182	17,880
Acquisition of non-controlling interest	-	-	965	965
Dividends paid to non-controlling interests	-	-	(20,515)	(20,515)
Balance at December 31, 2020	$519	$(2,187)	$170,224	$168,556
% of non-controlling interests	19%	20%	23%